Finance costs and finance income - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance revenues:
Interest on time deposits	$ 7,795	$ 3,521	$ 338
Interests on third party loans	800	449	203
Interest on loans to related parties, note 32(a)	23	94	89
Interest from financial instruments	85	74	114
Interest on tax claims	0	0	75
Other finance revenues	0	565	303
Reversal of the amortized cost of the syndicated loan, note 16(g)	85	8,855	0
Unrealized change of the fair value related to contingent consideration liability (b)	0	813	4,382
Accrual of other account receivable	269	72	448
Financial obligations amortized costs, note 16(g)	0	(515)	(8,837)
Finance income before financial obligations amortized costs and unrealized variation of fair value related to contingent consideration liability	8,703	4,703	1,122
Total finance revenues	9,057	14,443	5,952
Finance costs:
Interest related to the liability resulting from the tax claim of the years 2009-2010	58,454	0	0
Interest related to senior notes	30,250	31,771	13,343
Interest on borrowings and loans	9,044	10,865	17,166
Settlement of hedging financial instruments, note 34(b)	0	818	1,547
Tax on financial transactions	500	189	193
Interest on loans	0	26	43
Commissions for bond letters issued to SUNAT	0	0	12,124
Other financial expenses	0	0	0
Finance costs before unrealized change of fair value related to contingent consideration liability	(98,248)	(43,669)	(44,416)
Accretion expense for mine closure and exploration projects, note 15(b)	11,838	5,070	5,598
Accrual of debt issuance costs, note 16(g)	155	2,820	885
Accrual of costs for bond issuance, note 16(g)	2,082	1,963	717
Amortized cost of financial obligations, note 16(g)	0	515	8,837
Accretion expense for leases related to rights in use, note 16(g)	266	99	176
Fair value variation of the financial liability of the contingent consideration liability (b)	4,709	0	0
Financial expenses	119,254	54,136	60,629
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Finance costs:
Update of the accounts receivable from Howden Hodco Per, notes 1(d) and 7(i)	$ 1,956	$ 0	$ 0